SCHEDULE OF COMPONENTS OF EQUITY, LOANS AND BORROWINGS, AND OTHER CURRENT LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity	$ 41,203	$ 39,015	$ 39,431	$ 66,944
Current liabilities	480	629	608
TOTAL LIABILITIES AND EQUITY	41,683	39,644	40,039
Cash	(1,973)	(308)	(1,098)	$ (339)
Equity and liabilities, net of cash	$ 39,710	$ 39,336	$ 38,941